Line of Credit and Mortgage Payable (Details Textual) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 18, 2016	Dec. 18, 2014	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 30, 2015
Line of Credit Facility [Line Items]
Financing costs incurred			$ 13,650	$ 65,050	$ 76,159	$ 12,075
Amortization costs			14,559	$ 12,996	47,676	26,916
Long-term Line of Credit			4,150,100		8,113,943	6,000,000
Mortgage payable
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount			$ 310,000		$ 310,000
Debt Instrument, Interest Rate, Stated Percentage			4.52%		4.52%
Debt Instrument, Periodic Payment			$ 1,975		$ 1,975
Debt Instrument, Maturity Date			Jan. 31, 2022		Jan. 31, 2022
Bankwell | Guarantee Obligations | Maximum
Line of Credit Facility [Line Items]
Long-term Line of Credit			$ 1,000,000
Bankwell | Line of Credit
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 15,000,000	$ 5,000,000			$ 1,000,000		$ 7,000,000
Line of Credit Facility, Interest Rate at Period End			7.00%		6.75%
Line of Credit Facility, Expiration Date			Mar. 15, 2018
Debt Instrument, Interest Rate Terms	The interest rate on the Bankwell Credit Line is variable at 3% in excess of the Wall Street Journal prime rate, but in no event less than 6.25%, per annum, on the money in use.
Debt Instrument, Term		2 years
Financing costs incurred					$ 65,000	12,000
Amortization costs					47,676	26,916
Long-term Line of Credit					$ 8,113,943	$ 6,000,000